Commitments and Contingencies - Additional Information (Detail)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)
Carefree Rental Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantee maximum exposure, percentage			100.00%	100.00%
Guarantee maximum exposure amount	$ 10,000		$ 10,000
Basic Rental Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantee maximum exposure amount	1,000		1,000
Subsidiary's Bank Credit, United Kingdom [Member] | United Kingdom [Member]
Commitments and Contingencies [Line Items]
Guarantee maximum exposure amount	$ 7,595,000	£ 5,000,000	$ 7,800,000	£ 5,000,000